TAXATION - Taxes on income (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
TAXATION
Current tax expense			$ 11,916,178	$ 6,716,736
Deferred tax			(5,179,763)	(875,283)
Income tax expenses	$ (4,141,102)	$ (3,835,587)	$ (6,736,415)	$ (5,841,453)